Share Capital (Details) - Schedule of outstanding and exercisable options	12 Months Ended
	Dec. 31, 2022 $ / shares shares
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Number of options outstanding	1,884,165
Options exercisable Number of options exercisable	924,139
Options exercisable Weighted average remaining contractual life	4 years 4 months 2 days
Exercise prices 25.58 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 25.58	[1]
Options outstanding Number of options outstanding	6,666
Options outstanding Weighted average remaining contractual Life	2 years 4 months 17 days
Options exercisable Number of options exercisable	1,329
Options exercisable Weighted average remaining contractual life	2 years 4 months 17 days
Exercise prices 6.25 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 6.25	[1]
Options outstanding Number of options outstanding	5,000
Options outstanding Weighted average remaining contractual Life	2 years 3 months 29 days
Options exercisable Number of options exercisable	5,000
Options exercisable Weighted average remaining contractual life	2 years 3 months 29 days
Exercise prices 15.2 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 15.2	[1]
Options outstanding Number of options outstanding	23,000
Options outstanding Weighted average remaining contractual Life	8 years 4 months 28 days
Options exercisable Number of options exercisable	8,625
Options exercisable Weighted average remaining contractual life	8 years 4 months 28 days
Exercise prices 13.08 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 13.08	[1]
Options outstanding Number of options outstanding	31,375
Options outstanding Weighted average remaining contractual Life	7 years 6 months 21 days
Options exercisable Number of options exercisable	14,777
Options exercisable Weighted average remaining contractual life	7 years 7 days
Exercise prices 12.78 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 12.78	[1]
Options outstanding Number of options outstanding	30,000
Options outstanding Weighted average remaining contractual Life	8 years 2 months 26 days
Options exercisable Number of options exercisable	13,125
Options exercisable Weighted average remaining contractual life	8 years 2 months 26 days
Exercise prices 11.06 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 11.06	[1]
Options outstanding Number of options outstanding	162,713
Options outstanding Weighted average remaining contractual Life	7 years 1 month 9 days
Options exercisable Number of options exercisable	111,865
Options exercisable Weighted average remaining contractual life	7 years 1 month 9 days
Exercise prices 10.08 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 10.08	[1]
Options outstanding Number of options outstanding	286,198
Options outstanding Weighted average remaining contractual Life	7 years 2 months 8 days
Options exercisable Number of options exercisable	183,303
Options exercisable Weighted average remaining contractual life	7 years 21 days
Exercise prices 9.12 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 9.12	[1]
Options outstanding Number of options outstanding	32,000
Options outstanding Weighted average remaining contractual Life	7 years 7 months 28 days
Options exercisable Number of options exercisable	18,000
Options exercisable Weighted average remaining contractual life	7 years 7 months 28 days
Exercise prices 5.07 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 5.07	[1]
Options outstanding Number of options outstanding	188,625
Options outstanding Weighted average remaining contractual Life	3 years 14 days
Options exercisable Number of options exercisable	175,277
Options exercisable Weighted average remaining contractual life	3 years 14 days
Exercise prices 4.02 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 4.02	[1]
Options outstanding Number of options outstanding	396,588
Options outstanding Weighted average remaining contractual Life	2 years 2 months 19 days
Options exercisable Number of options exercisable	392,838
Options exercisable Weighted average remaining contractual life	2 years 2 months 12 days
Exercise prices 9.22 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 9.22	[1]
Options outstanding Number of options outstanding	591,000
Options outstanding Weighted average remaining contractual Life	9 years 2 months 19 days
Options exercisable Number of options exercisable
Options exercisable Weighted average remaining contractual life
Exercise prices 5.33 [Member]
Share Capital (Details) - Schedule of outstanding and exercisable options [Line Items]
Options outstanding Exercise prices (in Dollars per share) | $ / shares	$ 5.33	[1]
Options outstanding Number of options outstanding	131,000
Options outstanding Weighted average remaining contractual Life	9 years 11 months 1 day
Options exercisable Number of options exercisable
Options exercisable Weighted average remaining contractual life

[1]	In U.S. dollars per Ordinary Share.